INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 14 - INCOME TAXES

The following is a summary of the components giving rise to the income tax provision (benefit) for the years ended December 31, 2011.

The provision (benefit) for income taxes consists of the following:

2011

Current:
Federal	$-
State	-
Total current	-
Deferred:
Federal	(1,284,145)
State	(288,654)
Total deferred	(1,572,799)
Change in valuation allowance	1,572,799
$-

The provision (benefit) for income tax varies from that which would be expected based on applying the statutory federal rate to pre-tax accounting loss as follows:

2011

Statutory federal rate	(34.0)%
Permanent items	0.2
Change in tax status	(20.8)
State tax provision, net of federal benefit	(4.7)
Valuation allowance	59.3

Effective tax rate	0.0%

Individual components of deferred taxes consist of the following:

Deferred tax assets:
Net operating loss carryforwards	$2,033,122
Derivative liability	212,773
2,245,895
Deferred tax liabilities:
Prepaid expenses	(6,838)
Patents and trademarks	(180,795)
Stock-based compensation	(81,265)
Beneficial conversion feature of convertible debt	(404,198)
(673,096)
Valuation allowance	(1,572,799)

Net deferred taxes	$-

As of December 31, 2011 the Company has a deferred tax liability of $404,198, which is based on the tax effect of the difference in basis between GAAP and tax purposes for the beneficial conversion feature on the convertible notes issued December 16, 2011. The Company's valuation allowance was also offset to account for the deferred tax liability. This deferred tax liability will decrease as the as the beneficial conversion feature is amortized over the term of the notes. When the Company determines that the valuation allowance can be eliminated in its entirety, the tax effect of the beneficial conversion feature of $411,139 will reverse into contributed capital.

The Company incurred a net operating loss of approximately $5,300,000 from the Merger to December 31, 2011 and this amount is being carried forward to future years and expires on December 31, 2031. Due to the uncertainty of the Company's ability to generate sufficient taxable income in the future before they expire, the company has recorded a valuation allowance to reduce the net deferred tax asset to zero. This NOL is included in the net deferred tax asset that has been fully offset by the valuation allowance

ASC 740 provides guidance on the financial statement recognition and measurement for uncertain income tax positions that are taken or expected to be taken in a company's income tax return. The Company has no uncertain tax positions as of December 31, 2011.

The Company's federal and state tax returns for the years ended December 31, 2009 to December 31, 2011, including the pre-Merger short period from January 1, 2011 through January 25, 2011, are currently open to audit under the statutes of limitations. There are no pending audits as of December 31, 2011.